Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9 Property and equipment

Property and equipment by type
in EUR million	2022	2021
Property in own use	681	702
Equipment:
- Data processing equipment	213	207
- Other equipment	476	493
Right- of- use assets:
- ROU property	1,000	1,009
- ROU cars	64	83
- ROU other leases	12	21
	2,446	2,515

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	702	745	699	842	1,113	1,255	2,515	2,841
Additions	2	9	229	175	173	164	404	348
Transfers	-1	-5	-1	1	-4	-20	-5	-24
Depreciation	-13	-15	-220	-287	-252	-271	-485	-573
Impairments[1]	-9	-10	-16	-8	-9	-15	-35	-33
Reversals of impairments	16	6				1	16	7
Remeasurements	15	17			67	6	81	24
Disposals	-67	-24	-15	-15	-15	-10	-98	-49
Exchange rate differences	36	-21	13	-7	3	4	52	-25
Closing balance	681	702	688	699	1,076	1,113	2,446	2,515

Costprice	847	910	3,554	3,581	1,680	1,738	6,081	6,229
Accumulated depreciation	-362	-373	-2,853	-2,871	-714	-644	-3,929	-3,888
Accumulated impairments	-107	-134	-12	-10	-21	-29	-140	-173
Accumulated revaluation surplus	304	299					304	299
Accumulated remeasurement					130	48	130	48
Net carrying value	681	702	688	699	1,076	1,113	2,446	2,515
1 Impairments of property and equipment are presented within Other operating expenses in the statement of Profit or Loss.
ING considers valuations from third party experts in determining the fair values of property in own use. Property in own use purchase costs amounted to EUR 847 million (2021: EUR 910 million). Cost or the purchase price less accumulated depreciation and impairments would have been EUR 368 million (2021: EUR 403 million) had property in own use been valued at cost instead of at fair value.
The reported impairment losses of EUR -35 million (2021: EUR -33 million) mainly result from a change in the post-pandemic way of working through downscaling of physical office spaces.